Operating Lease (Details) - Schedule of operating lease expenses - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of operating lease expenses [Abstract]
Operating lease cost	$ 195,887	$ 164,209